Net earnings (loss) per share (Narrative) (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Outstanding share options		2,646,665
Warrants outstanding	11,195,500	11,195,500	5,480,000
Common shares excluded due to anti-dilutive effect		2,620,545